Interest income and expense	3 Months Ended
Jan. 31, 2024
Text Block [Abstract]
Interest income and expense
17.	Interest income and expense

	For the three months ended
	January 31, 2024 (1)				October 31, 2023 (1)				January 31, 2023 (1)
($millions)	Interest income		Interest expense		Interest income		Interest expense		Interest income		Interest expense
Measured at amortized cost (2)	$13,539		$10,614		$13,529		$10,388		$11,897		$8,545
Measured at FVOCI (2)	1,359		–		1,074		–		813		–
	14,898		10,614		14,603		10,388		12,710		8,545
Other	541	(3)	52	(4)	506	(3)	55	(4)	446	(3)	48	(4)
Total	$15,439		$10,666		$15,109		$10,443		$13,156		$8,593
(1)
The amounts for the period ended January 31, 2024 have been prepared in accordance with IFRS 17. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.

(2)	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
(3)	Includes dividend income on equity securities.
(4)
Includes interest on lease liabilities for the three months ended January 31, 2024 – $30 (October 31, 2023 – $30; January 31, 2023 – $26) and insurance finance expense for the three months ended January 31, 2024 – $7 (October 31, 2023 – $6; January 31, 2023 – $6).